Note 4 - Loans - Age Analysis of Past Due Loans and Nonaccrual Loans (Details) - USD ($)	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Accruing loans past due	$ 4,558,405	$ 4,468,990
Nonaccrual loans	7,502,702	12,350,066
Current loans	753,222,748	737,464,507
Loans	765,283,855	754,283,563	$ 758,635,595
Financing Receivables, 30-89 Days Past Due [Member]
Accruing loans past due	4,558,405	4,468,868
Financing Receivables, Equal to Greater than 90 Days Past Due [Member]
Accruing loans past due		122
Commercial and Agricultural Portfolio Segment [Member] | Commercial [Member]
Accruing loans past due	328,483	419,969
Nonaccrual loans	598,305	634,955
Current loans	47,195,475	45,969,954
Loans	48,122,263	47,024,878	47,781,689
Commercial and Agricultural Portfolio Segment [Member] | Commercial [Member] | Financing Receivables, 30-89 Days Past Due [Member]
Accruing loans past due	328,483	419,969
Commercial and Agricultural Portfolio Segment [Member] | Commercial [Member] | Financing Receivables, Equal to Greater than 90 Days Past Due [Member]
Accruing loans past due
Commercial and Agricultural Portfolio Segment [Member] | Agricultural [Member]
Accruing loans past due	110,482	33,046
Nonaccrual loans	398,509	208,522
Current loans	15,933,590	16,838,011
Loans	16,442,581	17,079,579	19,193,497
Commercial and Agricultural Portfolio Segment [Member] | Agricultural [Member] | Financing Receivables, 30-89 Days Past Due [Member]
Accruing loans past due	110,482	33,046
Commercial and Agricultural Portfolio Segment [Member] | Agricultural [Member] | Financing Receivables, Equal to Greater than 90 Days Past Due [Member]
Accruing loans past due
Real Estate Portfolio Segment [Member] | Commercial [Member]
Accruing loans past due	918,997	491,468
Nonaccrual loans	2,172,229	6,360,176
Current loans	348,080,442	342,238,387
Loans	351,171,668	349,090,031	346,262,033
Real Estate Portfolio Segment [Member] | Commercial [Member] | Financing Receivables, 30-89 Days Past Due [Member]
Accruing loans past due	918,997	491,468
Real Estate Portfolio Segment [Member] | Commercial [Member] | Financing Receivables, Equal to Greater than 90 Days Past Due [Member]
Accruing loans past due
Real Estate Portfolio Segment [Member] | Commercial Construction [Member]
Accruing loans past due	27,062	54,001
Nonaccrual loans	477,043	190,494
Current loans	44,709,855	30,113,867
Loans	45,213,960	30,358,362	40,106,633
Real Estate Portfolio Segment [Member] | Commercial Construction [Member] | Financing Receivables, 30-89 Days Past Due [Member]
Accruing loans past due	27,062	54,001
Real Estate Portfolio Segment [Member] | Commercial Construction [Member] | Financing Receivables, Equal to Greater than 90 Days Past Due [Member]
Accruing loans past due
Real Estate Portfolio Segment [Member] | Residential Construction [Member]
Accruing loans past due	119,443
Nonaccrual loans
Current loans	8,464,003	11,830,447
Loans	8,583,446	11,830,447	9,413,263
Real Estate Portfolio Segment [Member] | Residential Construction [Member] | Financing Receivables, 30-89 Days Past Due [Member]
Accruing loans past due	119,443
Real Estate Portfolio Segment [Member] | Residential Construction [Member] | Financing Receivables, Equal to Greater than 90 Days Past Due [Member]
Accruing loans past due
Real Estate Portfolio Segment [Member] | Residential [Member]
Accruing loans past due	2,482,276	3,178,833
Nonaccrual loans	2,829,966	3,944,337
Current loans	188,736,703	188,456,797
Loans	194,048,945	195,579,967	197,002,419
Real Estate Portfolio Segment [Member] | Residential [Member] | Financing Receivables, 30-89 Days Past Due [Member]
Accruing loans past due	2,482,276	3,178,833
Real Estate Portfolio Segment [Member] | Residential [Member] | Financing Receivables, Equal to Greater than 90 Days Past Due [Member]
Accruing loans past due
Real Estate Portfolio Segment [Member] | Farmland [Member]
Accruing loans past due	318,329	95,309
Nonaccrual loans	838,577	799,556
Current loans	66,610,749	65,982,332
Loans	67,767,655	66,877,197	61,779,859
Real Estate Portfolio Segment [Member] | Farmland [Member] | Financing Receivables, 30-89 Days Past Due [Member]
Accruing loans past due	318,329	95,309
Real Estate Portfolio Segment [Member] | Farmland [Member] | Financing Receivables, Equal to Greater than 90 Days Past Due [Member]
Accruing loans past due
Consumer and Other Portfolio Segment [Member] | Consumer [Member]
Accruing loans past due	246,175	196,364
Nonaccrual loans	188,073	212,026
Current loans	18,521,780	19,286,851
Loans	18,956,028	19,695,241	20,605,465
Consumer and Other Portfolio Segment [Member] | Consumer [Member] | Financing Receivables, 30-89 Days Past Due [Member]
Accruing loans past due	246,175	196,242
Consumer and Other Portfolio Segment [Member] | Consumer [Member] | Financing Receivables, Equal to Greater than 90 Days Past Due [Member]
Accruing loans past due		122
Consumer and Other Portfolio Segment [Member] | Other [Member]
Accruing loans past due	7,158
Nonaccrual loans
Current loans	14,970,151	16,747,861
Loans	14,977,309	16,747,861	$ 16,490,737
Consumer and Other Portfolio Segment [Member] | Other [Member] | Financing Receivables, 30-89 Days Past Due [Member]
Accruing loans past due	7,158
Consumer and Other Portfolio Segment [Member] | Other [Member] | Financing Receivables, Equal to Greater than 90 Days Past Due [Member]
Accruing loans past due